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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ----------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.

Address: 200 State Street; 13th Floor
         Boston, MA 02109

Form 13F File Number: 28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Murray A. Indick
Title: Managing Member
Phone: 617.778.9200

Signature, Place, and Date of Signing:


/s/ Murray A. Indick              Boston, MA     February 10, 2010
------------------------------   -------------   ------------------
      [Signature]                [City, State]         [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          4

Form 13F Information Table Value Total:    $33,723
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number               Name
----   --------------------------------   --------
       28-
           ----------

                           FORM 13F INFORMATION TABLE
                                 See Excel sheet

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
                     Title of            Value    Shares/  SHR or PRN          Investment   Other         Voting   Authority
Name of Issuer         Class    Cusip   (X1000)   PRN AMT  AMT SH/PRN PUT/CALL Discretion Managers Sole   Shared      None
-------------------- -------- --------- ------- ---------- ---------- -------- ---------- -------- ---- ---------- ---------
AMERITRANS CAP CORP       COM 03073H108   1,103    848,500     SH                  SHARED                  848,500
EDIETS.COM                COM 280597105  19,620 15,092,999     SH                  SHARED               15,092,999
HEALTHTRONICS INC         COM 42222L107   8,907  3,374,019     SH                  SHARED                3,374,019
PRINCETON REVIEW INC      COM 742352107   4,093  1,008,273     SH                  SHARED                1,008,273